Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock And Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation
Beginning Balance at May. 26, 2013	$ 2,059.5	$ 1,207.6	$ 998.9	$ (8.1)	$ (132.8)	$ (6.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	286.2		286.2
Other comprehensive income	4.7				4.7
Dividends declared ($2.00 per share, $2.20 per share and $2.20 share)	(288.9)		(288.9)
Stock option exercises (2.0 shares, 1.8 shares and 4.2 shares)	50.9	50.6		0.3
Stock-based compensation	26.0	26.0
ESOP note receivable repayments	0.9					0.9
Income tax benefits credited to equity	10.9	10.9
Repurchases of common stock (1.0 shares, 0.0 shares and 10.0 shares)	(0.5)	(0.1)	(0.4)
Issuance of stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.1 shares)	7.2	7.2
Ending Balance at May. 25, 2014	2,156.9	1,302.2	995.8	(7.8)	(128.1)	(5.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	709.5		709.5
Other comprehensive income	41.5				41.5
Dividends declared ($2.00 per share, $2.20 per share and $2.20 share)	(279.5)		(279.5)
Stock option exercises (2.0 shares, 1.8 shares and 4.2 shares)	154.6	154.6
Stock-based compensation	26.4	26.4
ESOP note receivable repayments	1.2					1.2
Income tax benefits credited to equity	18.4	18.4
Repurchases of common stock (1.0 shares, 0.0 shares and 10.0 shares)	(502.3)	(102.5)	(399.8)
Issuance of stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.1 shares)	6.8	6.8
Ending Balance at May. 31, 2015	2,333.5	1,405.9	1,026.0	(7.8)	(86.6)	(4.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	375.0		375.0
Other comprehensive income	(0.4)				(0.4)
Dividends declared ($2.00 per share, $2.20 per share and $2.20 share)	(268.2)		(268.2)
Stock option exercises (2.0 shares, 1.8 shares and 4.2 shares)	94.4	94.4
Stock-based compensation	14.9	14.9
ESOP note receivable repayments	0.6					0.6
Income tax benefits credited to equity	17.5	17.5
Repurchases of common stock (1.0 shares, 0.0 shares and 10.0 shares)	(184.8)	(34.9)	(149.9)
Issuance of stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.1 shares)	4.9	4.8				0.1
Separation of Four Corners Property Trust	(435.4)		(435.4)
Ending Balance at May. 29, 2016	$ 1,952.0	$ 1,502.6	$ 547.5	$ (7.8)	$ (87.0)	$ (3.3)